Cover	12 Months Ended
Jul. 31, 2021
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	Post-Effective Amendment No. 1
Entity File Number	001-40101
Entity Registrant Name	BRIACELL THERAPEUTICS CORP.
Entity Central Index Key	0001610820
Entity Primary SIC Number	2834
Entity Tax Identification Number	47-1099599
Entity Address, Address Line One	Suite 300 – 235 15th Street
Entity Address, Address Line Two	West Vancouver
Entity Address, City or Town	BC V7T
Entity Address, Country	CA
City Area Code	(604) 921-1810
Local Phone Number	921-1810
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Paracorp Incorporated
Entity Address, Address Line Two	2804 Gateway Oaks Drive #100
Entity Address, City or Town	Sacramento
Entity Address, Country	CA
Entity Address, Postal Zip Code	95833
City Area Code	(888) 280-6563
Local Phone Number	280-6563